Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Allowance for accounts receivable	$ 1,983	$ 1,777	$ 1,363
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	36,277,533	35,927,452	30,441,412
Common stock, shares outstanding	36,277,533	35,927,452	30,441,412
Series A Special Stock [Member]
Series A Special Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A Special Stock, shares issued	2,750,000	2,750,000	0
Series A Special Stock, shares outstanding	2,750,000	2,750,000	0